UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04700

                                 The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Robert D. Leininger, CFA Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Daniel M. Miller Managing Director, GAMCO Investors BS, University of Miami	Jennie Tsai Portfolio Manager BS, University of Virginia MBA, Columbia Business School

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was (0.8)%, compared with total returns of (0.8)% and (2.0)% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 1.3%. The Fund’s NAV per share was $6.27, while the price of the publicly traded shares closed at $6.12 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)

	Quarter	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	(0.84)%	15.87%	11.20%	9.37%	12.64%	8.69%	10.29%	10.93%
Investment Total Return (c)	1.28	13.86	10.00	8.37	10.83	8.48	9.89	10.57
S&P 500 Index	(0.76)	13.99	13.31	9.49	10.10	6.46	9.47	10.18	(d)
Dow Jones Industrial Average	(1.97)	19.34	13.25	9.81	10.36	7.64	10.66	11.22	(d)
Nasdaq Composite Index	2.59	20.90	18.13	13.31	12.96	7.95	9.74	10.00	(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data are available.
(e)	From September 30, 1986, the date closest to the Fund’s inception for which data are available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended March 31, 2018 (Unaudited)

	Shares	Ownership at March 31, 2018
NET PURCHASES
Common Stocks
Acuity Brands Inc.	3,000	3,500
Air Products & Chemicals Inc.	12,000	12,000
Akorn Inc.	2,000	2,000
Alexion Pharmaceuticals Inc.	3,100	3,100
Allergan plc	9,000	19,000
AmerisourceBergen Corp.	9,600	9,600
Arena Pharmaceuticals Inc.	1,500	1,500
Argo Group International Holdings Ltd.(a)	2,178	16,698
Astec Industries Inc.	4,000	7,000
AtriCure Inc.	5,200	5,200
Axalta Coating Systems Ltd.	2,000	17,000
Axovant Sciences Ltd.	20,771	20,771
Bank of America Corp.	41,000	41,000
Bed Bath & Beyond Inc.	5,000	20,000
BioMarin Pharmaceutical Inc.	1,000	1,000
BioScrip Inc.	898,540	4,123,971
Brown-Forman Corp., Cl. B(b)(c)	31,300	51,300
Cardiovascular Systems Inc.	2,000	2,000
Casey’s General Stores Inc.	8,000	8,000
CBS Corp., Cl. B, Non-Voting	10,000	10,000
Clovis Oncology Inc.	2,500	2,500
CNH Industrial NV.	75,000	175,010
ConforMIS Inc.	31,316	31,316
CSRA Inc.	28,000	28,000
CVS Health Corp.	20,000	124,000
Dana Inc.	1,000	231,900
Dell Technologies Inc., Cl. V	14,000	14,000
Deutsche Bank AG	6,000	30,000
Diebold Nixdorf Inc.	19,490	194,490
DISH Network Corp., Cl. A	20,000	102,400
DowDuPont Inc.	45,180	70,820
Dr Pepper Snapple Group Inc.	30,000	112,400
DST Systems Inc.	40,000	40,000
Edgewell Personal Care Co.	16,000	198,000
Electromed Inc.	5,900	5,900
Endo International plc	26,000	26,000
Entercom Communications Corp., Cl. A	60,000	210,000
First Data Corp., Cl. A	61,761	61,761
FMC Corp.	2,000	10,000
GCI Liberty Inc., Cl. A	50,398	50,398
General Electric Co.	180,000	390,000
GenMark Diagnostics Inc.	10,370	10,370
Glaukos Corp.	2,601	2,601
Grupo Televisa SAB, ADR	25,000	556,000
Henry Schein Inc.	1,500	57,500
Hewlett Packard Enterprise Co.	40,000	246,500
Incyte Corp.	4,100	9,100
K2M Group Holdings Inc.	2,827	55,287
Lennar Corp., Cl. A	7,500	7,500
Liberty Interactive Corp. QVC Group, Cl. A	36,465	261,665

	Shares	Ownership at March 31, 2018
Liberty Latin America Ltd., Cl. A	21,712	21,712
Liberty Latin America Ltd., Cl. C	42,918	42,918
Liberty Media Corp.-Liberty Braves, Cl. A	12,000	21,500
Liberty Media Corp.- Liberty Braves, Cl. C	12,000	91,758
Liberty Media Corp.-Liberty Formula One, Cl. A	15,973	61,849
Liq Participacoes SA(d)	2,004	2,004
Macquarie Infrastructure Corp.	57,000	82,300
Mallinckrodt plc	7,000	7,000
Mandarin Oriental International Ltd.	7,500	4,458,500
Mattel Inc.	2,000	33,000
Matthews International Corp., Cl. A	5,000	5,000
MGM Resorts International	30,000	96,595
Mondelēz International Inc., Cl. A	5,000	365,000
Mueller Industries Inc.	59,900	100,000
Mueller Water Products Inc., Cl. A	125,287	137,287
National Fuel Gas Co.	3,000	43,000
NeoGenomics Inc.	113,000	113,000
NuVasive Inc.	18,500	58,763
Pandora Media Inc.	150,000	315,000
Patterson Cos., Inc.	6,800	6,800
Patterson-UTI Energy Inc.	1,000	51,000
Regeneron Pharmaceuticals Inc.	800	800
Republic Services Inc.	15,100	237,100
Rite Aid Corp.	50,000	50,000
RPC Inc.	15,805	35,805
ServiceMaster Global Holdings Inc.	5,000	23,000
Sika AG, Cl. B	48	200
Sinclair Broadcast Group Inc., Cl. A	13,700	33,700
Sprint Corp.	9,000	40,053
Tandem Diabetes Care Inc.	20,635	20,635
Tenneco Inc.	27,500	57,013
TESARO Inc.	2,400	2,400
Textron Inc.	54,000	71,000
The Kraft Heinz Co.	30,000	85,000
The AES Corp.	10,500	111,500
The Central Europe, Russia, and Turkey Fund Inc.(e)	1,804	92,106
The E.W. Scripps Co., Cl. A	30,000	70,000
The Madison Square Garden Co, Cl. A	800	100,667
The New Germany Fund Inc.(f)	5,081	148,239
TimkenSteel Corp.	15,000	175,000
Tootsie Roll Industries Inc.(g)	3,930	134,930
Tribune Media Co., Cl. A	20,000	20,000
Twenty-First Century Fox Inc., Cl. B	5,000	390,000
United Therapeutics Corp.	2,700	2,700
Valeant Pharmaceuticals International Inc.	4,000	4,000
Viacom Inc., Cl. A	4,000	284,547
Vitamin Shoppe, Inc.	10,000	10,000
Vivendi SA	5,000	230,000
Waddell & Reed Financial Inc., Cl. A	20,000	170,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended March 31, 2018 (Unaudited)

	Shares	Ownership at March 31, 2018
Walgreens Boots Alliance Inc.	10,000	62,000
Watts Water Technologies Inc., Cl. A	6,000	131,000
Weatherford International plc	125,000	347,300
Weyerhaeuser Co.	20,000	20,000
Zimmer Biomet Holdings Inc.	6,000	17,600

NET SALES
Common Stocks
Adient plc	(3,500)	16,662
Advance Auto Parts Inc.	(7,500)	-
Armstrong Flooring Inc.	(36,790)	56,000
AT&T Inc.	(5,000)	85,000
Bioverativ Inc.	(3,500)	-
Blackhawk Network Holdings Inc.	(5,000)	74,123
Cable One Inc.	(400)	600
CBS Corp., Cl. A, Voting	(500)	241,300
CenturyLink Inc.	(40,000)	45,250
CommerceHub Inc., Cl. C	(4,000)	9,466
ConocoPhillips	(5,000)	180,100
Contax Participacoes SA(d)	(2,004)	-
Coty Inc., Cl. A	(20,000)	45,600
Curtiss-Wright Corp.	(11,000)	234,300
Donaldson Co. Inc.	(2,000)	325,800
EchoStar Corp., Cl. A	(5,052)	31,933
General Motors Co.	(8,000)	80,000
Globus Medical Inc., Cl. A	(7,500)	10,000
Gogo Inc.	(16,300)	158,700
Herc Holdings Inc.	(2,500)	89,159
Hertz Global Holdings Inc.	(4,420)	203,080
HSN Inc.	(22,100)	-
IAC/InterActiveCorp.	(1,000)	39,000
IDEX Corp.	(2,000)	213,000
Internap Corp.	(2,000)	48,375
International Game Technology plc	(13,095)	-
Jason Industries Inc.	(365,590)	-
Liberty Broadband Corp., Cl. C	(1,000)	63,192
Liberty Global plc LiLAC, Cl. A	(21,712)	-
Liberty Global plc LiLAC, Cl. C	(42,918)	-

	Shares	Ownership at March 31, 2018
Liberty Media Corp.-Liberty SiriusXM, Cl. C	(10,000)	148,000
Liberty Ventures, Cl. A	(48,398)	-
Macy’s Inc.	(5,000)	326,000
Mastercard Inc., Cl. A	(9,000)	258,000
MBIA Inc.	(55,000)	-
Medtronic plc	(6,000)	-
Micro Focus International plc	(12,000)	-
Modine Manufacturing Co.	(3,000)	160,000
Monsanto Co.	(1,000)	12,000
MSG Networks Inc., Cl. A	(4,800)	287,600
NCR Corp.	(20,000)	-
O’Reilly Automotive Inc.	(500)	80,500
PepsiCo Inc.	(5,000)	165,000
Rollins Inc.	(45,000)	1,318,000
Rolls-Royce Holdings plc, Cl. C	(55,614,000)	-
Scripps Networks Interactive Inc., Cl. A	(108,800)	-
Sensient Technologies Corp.	(5,000)	167,800
Stericycle Inc.	(1,000)	12,000
Sulzer AG	(500)	14,500
The Greenbrier Companies Inc.	(10,000)	-
Tiffany & Co.	(500)	2,500
T-Mobile US Inc.	(5,000)	25,000
TripAdvisor Inc.	(5,500)	-
UnitedHealth Group Inc.	(2,000)	56,000
Universal Entertainment Corp.	(5,000)	65,000
Westar Energy Inc.	(7,000)	136,001

(a)	Stock dividend - 0.15 new Share for every 1 share held.
(b)	Stock Split - 5 new shares for every 4 old shares held.
(c)	Spin-off - 0.25 new Brown Forman Corp. Cl. B share for every 1 Brown Forman Corp. Cl. A share held.
(d)	Name and identifier change from Contax Participacoes SA (2817219) to Liq Participacoes SA (BG1DP48)
(e)	Stock Dividend - 0.0199822064 new share for every 1 share held.
(f)	Stock Dividend - 0.0354966571 new share for every 1 share held.
(g)	Stock Dividend - 0.03 new share for every 1 share held.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.9%
	Food and Beverage — 11.3%
3,000	Ajinomoto Co. Inc.	$54,091
105,200	Brown-Forman Corp., Cl. A	5,610,316
51,300	Brown-Forman Corp., Cl. B	2,790,720
63,800	Campbell Soup Co.	2,763,178
65,000	Chr. Hansen Holding A/S	5,589,575
15,000	Coca-Cola European Partners plc	624,900
135,000	Conagra Brands Inc.	4,978,800
30,000	Constellation Brands Inc., Cl. A	6,837,600
18,000	Crimson Wine Group Ltd.†	178,020
201,500	Danone SA	16,296,828
1,277,600	Davide Campari-Milano SpA	9,667,950
136,340	Diageo plc, ADR	18,463,163
112,400	Dr Pepper Snapple Group Inc.	13,305,912
80,000	Flowers Foods Inc.	1,748,800
76,200	Fomento Economico Mexicano SAB de CV, ADR	6,966,966
55,000	General Mills Inc.	2,478,300
1,848,400	Grupo Bimbo SAB de CV, Cl. A	4,044,519
41,300	Heineken NV	4,436,380
8,000	Hostess Brands Inc.†	118,320
11,000	Ingredion Inc.	1,418,120
105,000	ITO EN Ltd.	4,080,400
27,000	Kellogg Co.	1,755,270
64,000	Kerry Group plc, Cl. A	6,469,220
86,666	Lamb Weston Holdings Inc.	5,045,695
9,700	LVMH Moet Hennessy Louis Vuitton SE	2,986,231
45,000	Maple Leaf Foods Inc.	1,096,752
365,000	Mondelēz International Inc., Cl. A	15,231,450
14,000	Morinaga Milk Industry Co. Ltd.	565,763
41,000	Nestlé SA	3,243,117
165,000	PepsiCo Inc.	18,009,750
39,200	Pernod Ricard SA	6,523,606
36,000	Post Holdings Inc.†	2,727,360
40,000	Remy Cointreau SA	5,699,450
99,600	The Coca-Cola Co.	4,325,628
32,000	The Hain Celestial Group Inc.†	1,026,240
3,000	The J.M. Smucker Co.	372,030
85,000	The Kraft Heinz Co.	5,294,650
134,930	Tootsie Roll Industries Inc.	3,973,689
48,000	Tyson Foods Inc., Cl. A	3,513,120
341,000	Yakult Honsha Co. Ltd.	25,413,561

		225,725,440

	Financial Services — 9.8%
362,000	American Express Co.(a)	33,767,360
25,000	American International Group Inc.	1,360,500
16,698	Argo Group International Holdings Ltd.	958,465
72,000	Banco Santander SA, ADR	471,600
41,000	Bank of America Corp.	1,229,590
114	Berkshire Hathaway Inc., Cl. A†	34,097,400
74,123	Blackhawk Network Holdings Inc.†	3,313,298

Shares		Market Value
12,800	CIT Group Inc.	$659,200
88,000	Citigroup Inc.	5,940,000
9,000	Cullen/Frost Bankers Inc.	954,630
30,000	Deutsche Bank AG	419,400
11,000	Financial Engines Inc.	385,000
30,000	FNF Group	1,200,600
68,000	H&R Block Inc.	1,727,880
40,000	Interactive Brokers Group Inc., Cl. A	2,689,600
100,000	Janus Henderson Group plc	3,309,000
61,400	JPMorgan Chase & Co.	6,752,158
29,800	Kinnevik AB, Cl. A	1,084,960
145,000	Legg Mason Inc.	5,894,250
88,000	Leucadia National Corp.	2,000,240
14,000	Loews Corp.	696,220
125,000	Marsh & McLennan Companies Inc.	10,323,750
9,000	Moody’s Corp.	1,451,700
60,000	Och-Ziff Capital Management Group LLC, Cl. A	160,200
20,000	PayPal Holdings Inc.†	1,517,400
75,300	S&P Global Inc.	14,386,818
124,100	State Street Corp.	12,376,493
17,000	SunTrust Banks Inc.	1,156,680
10,000	Synchrony Financial	335,300
112,400	T. Rowe Price Group Inc.	12,135,828
212,500	The Bank of New York Mellon Corp.	10,950,125
20,000	The Charles Schwab Corp.	1,044,400
12,300	The Dun & Bradstreet Corp.	1,439,100
10,000	The PNC Financial Services Group Inc.	1,512,400
3,000	TransUnion†	170,340
13,000	W. R. Berkley Corp.	945,100
170,000	Waddell & Reed Financial Inc., Cl. A	3,435,700
235,000	Wells Fargo & Co.	12,316,350

		194,569,035

	Entertainment — 6.1%
32,358	Charter Communications Inc., Cl. A†	10,070,457
41,600	Discovery Inc., Cl. A†	891,488
245,800	Discovery Inc., Cl. C†	4,798,016
50,000	Entertainment One Ltd.	197,121
556,000	Grupo Televisa SAB, ADR	8,873,760
21,500	Liberty Media Corp.- Liberty Braves, Cl. A†	488,695
91,758	Liberty Media Corp.- Liberty Braves, Cl. C†	2,093,918
48,641	Lions Gate Entertainment Corp., Cl. B	1,171,275
10,000	Live Nation Entertainment Inc.†	421,400
18,000	Pinnacle Entertainment Inc.†	542,700
10,000	Reading International Inc., Cl. A†	166,500
100,667	The Madison Square Garden Co, Cl. A†	24,743,949
126,800	Time Warner Inc.	11,992,744
40,000	Tokyo Broadcasting System Holdings Inc.	839,810
515,200	Twenty-First Century Fox Inc., Cl. A	18,902,688
390,000	Twenty-First Century Fox Inc., Cl. B	14,184,300

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
65,000	Universal Entertainment Corp.	$2,974,954
284,547	Viacom Inc., Cl. A	11,268,061
230,000	Vivendi SA	5,943,079

		120,564,915

	Equipment and Supplies — 5.9%
413,000	AMETEK Inc.	31,375,610
7,000	Amphenol Corp., Cl. A	602,910
94,000	CIRCOR International Inc.	4,010,040
325,800	Donaldson Co. Inc.	14,677,290
217,000	Flowserve Corp.	9,402,610
37,400	Franklin Electric Co. Inc.	1,524,050
19,100	HD Supply Holdings Inc.†	724,654
213,000	IDEX Corp.	30,354,630
43,000	Ingersoll-Rand plc	3,676,930
100,000	Mueller Industries Inc.	2,616,000
137,287	Mueller Water Products Inc., Cl. A	1,492,310
13,000	Sealed Air Corp.	556,270
45,000	Tenaris SA, ADR	1,560,150
1,000	The Manitowoc Co. Inc.†	28,460
80,000	The Timken Co.	3,648,000
59,600	The Weir Group plc	1,667,773
131,000	Watts Water Technologies Inc., Cl. A	10,178,700
4,000	Welbilt Inc.†	77,800

		118,174,187

	Diversified Industrial — 5.0%
3,500	Acuity Brands Inc.	487,165
160,000	Ampco-Pittsburgh Corp.	1,424,000
170,100	Crane Co.	15,775,074
390,000	General Electric Co.	5,257,200
127,000	Greif Inc., Cl. A	6,635,750
10,000	Greif Inc., Cl. B	582,500
76,442	Griffon Corp.	1,395,067
313,000	Honeywell International Inc.	45,231,630
97,000	ITT Inc.	4,751,060
11,000	Jardine Strategic Holdings Ltd.	421,740
40,000	Kennametal Inc.	1,606,400
50,000	Myers Industries Inc.	1,057,500
85,000	Park-Ohio Holdings Corp.	3,302,250
9,666	Rayonier Advanced Materials Inc.	207,529
30,000	Rexnord Corp.†	890,400
23,000	ServiceMaster Global Holdings Inc.†	1,169,550
14,500	Sulzer AG	1,903,504
71,000	Textron Inc.	4,186,870
100,000	Toray Industries Inc.	940,745
12,000	Tredegar Corp.	215,400
46,000	Trinity Industries Inc.	1,500,980

		98,942,314

Shares		Market Value
	Health Care — 4.9%
2,000	Akorn Inc.†	$37,420
3,100	Alexion Pharmaceuticals Inc.†	345,526
19,000	Allergan plc	3,197,510
9,600	AmerisourceBergen Corp.	827,616
34,000	Amgen Inc.	5,796,320
1,500	Arena Pharmaceuticals Inc.†	59,250
5,200	AtriCure Inc.†	106,704
20,771	Axovant Sciences Ltd.†	27,625
17,000	Baxter International Inc.	1,105,680
9,200	Biogen Inc.†	2,519,144
1,000	BioMarin Pharmaceutical Inc.†	81,070
4,123,971	BioScrip Inc.†	10,144,969
250,000	Boston Scientific Corp.†	6,830,000
136,300	Bristol-Myers Squibb Co.	8,620,975
2,000	Cardiovascular Systems Inc.†	43,860
2,500	Clovis Oncology Inc.†	132,000
31,316	ConforMIS Inc.†	45,408
5,900	Electromed Inc.†	31,742
26,000	Endo International plc†	154,440
20,000	Express Scripts Holding Co.†	1,381,600
10,370	GenMark Diagnostics Inc.†	56,413
2,601	Glaukos Corp.†	80,189
10,000	Globus Medical Inc., Cl. A†	498,200
57,500	Henry Schein Inc.†	3,864,575
9,100	Incyte Corp.†	758,303
46,800	Indivior plc†	267,631
37,000	Johnson & Johnson	4,741,550
55,287	K2M Group Holdings Inc.†	1,047,689
7,000	Mallinckrodt plc†	101,360
95,200	Merck & Co. Inc.	5,185,544
113,000	NeoGenomics Inc.†	922,080
84,000	Novartis AG, ADR	6,791,400
58,763	NuVasive Inc.†	3,068,016
6,800	Patterson Cos., Inc.	151,164
800	Regeneron Pharmaceuticals Inc.†	275,488
1,500	Shire plc, ADR	224,085
20,635	Tandem Diabetes Care Inc.†	102,350
2,400	TESARO Inc.†	137,136
5,000	Teva Pharmaceutical Industries Ltd., ADR	85,450
2,700	United Therapeutics Corp.†	303,372
56,000	UnitedHealth Group Inc.	11,984,000
4,000	Valeant Pharmaceuticals International Inc.†	63,680
4,000	Waters Corp.†	794,600
250,000	William Demant Holding A/S†	9,251,312
17,600	Zimmer Biomet Holdings Inc.	1,919,104
35,000	Zoetis Inc.	2,922,850

		97,086,400

	Consumer Services — 4.2%
20,000	eBay Inc.†	804,800
50,398	GCI Liberty Inc., Cl. A†	2,664,038

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
39,000	IAC/InterActiveCorp.†	$6,098,820
18,642	Liberty Expedia Holdings Inc., Cl. A†	732,258
261,665	Liberty Interactive Corp. QVC Group, Cl. A†	6,586,108
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	225,750
5,000	Matthews International Corp., Cl. A	253,000
1,318,000	Rollins Inc.	67,257,540

		84,622,314

	Consumer Products — 3.9%
100,000	Avon Products Inc.†	284,000
14,100	Christian Dior SE	5,567,410
27,000	Church & Dwight Co. Inc.	1,359,720
45,600	Coty Inc., Cl. A	834,480
198,000	Edgewell Personal Care Co.†	9,666,360
141,000	Energizer Holdings Inc.	8,400,780
27,600	Essity AB, Cl. B†	762,241
2,100	Givaudan SA	4,779,916
90,000	Hanesbrands Inc.	1,657,800
23,800	Harley-Davidson Inc.	1,020,544
1,270	Hermes International	752,427
33,000	Mattel Inc.	433,950
11,000	National Presto Industries Inc.	1,031,250
10,000	Oil-Dri Corp. of America	401,900
46,800	Reckitt Benckiser Group plc	3,961,940
27,600	Svenska Cellulosa AB, Cl. B	293,922
814,900	Swedish Match AB	36,842,170

		78,050,810

	Energy and Utilities — 3.8%
11,000	ABB Ltd., ADR	261,140
39,000	Anadarko Petroleum Corp.	2,355,990
59,000	Apache Corp.	2,270,320
80,000	Baker Hughes, a GE Company	2,221,600
80,000	BP plc, ADR	3,243,200
16,000	CMS Energy Corp.	724,640
180,100	ConocoPhillips	10,678,129
204,000	El Paso Electric Co.	10,404,000
98,400	Enbridge Inc.	3,096,648
24,000	Eversource Energy	1,414,080
51,600	Exxon Mobil Corp.	3,849,876
15,000	Forum Energy Technologies Inc.†	165,000
140,000	GenOn Energy Inc., Escrow†(b)	0
206,700	Halliburton Co.	9,702,498
4,000	Marathon Oil Corp.	64,520
22,000	Marathon Petroleum Corp.	1,608,420
20,000	Murphy USA Inc.†	1,456,000
43,000	National Fuel Gas Co.	2,212,350
13,000	NextEra Energy Inc.	2,123,290
1,000	Niko Resources Ltd., OTC†	68
3,000	Niko Resources Ltd., Toronto†	169
32,400	Oceaneering International Inc.	600,696

Shares		Market Value
51,000	Patterson-UTI Energy Inc.	$893,010
14,000	PG&E Corp.	615,020
32,100	Phillips 66	3,079,032
120,000	Rowan Companies plc, Cl. A†	1,384,800
35,805	RPC Inc.	645,564
15,000	Southwest Gas Holdings Inc.	1,014,450
111,500	The AES Corp.	1,267,755
347,300	Weatherford International plc†	795,317
136,001	Westar Energy Inc.	7,152,293

		75,299,875

	Automotive: Parts and Accessories — 3.5%
16,662	Adient plc	995,721
9,500	Aptiv plc	807,215
107,600	BorgWarner Inc.	5,404,748
231,900	Dana Inc.	5,973,744
15,000	Delphi Technologies plc	714,750
249,200	Genuine Parts Co.	22,388,128
160,000	Modine Manufacturing Co.†	3,384,000
80,500	O’Reilly Automotive Inc.†	19,914,090
111,000	Standard Motor Products Inc.	5,280,270
73,000	Superior Industries International Inc.	970,900
57,013	Tenneco Inc.	3,128,303
14,000	Visteon Corp.†	1,543,360

		70,505,229

	Business Services — 3.3%
14,334	Allegion plc	1,222,547
7,500	Aramark	296,700
160,000	Clear Channel Outdoor Holdings Inc., Cl. A	784,000
194,490	Diebold Nixdorf Inc.	2,995,146
52,000	Donnelley Financial Solutions, Inc.†	892,840
3,000	Edenred	104,244
25,000	Emerald Expositions Events Inc.	487,000
61,761	First Data Corp., Cl. A†	988,176
160,000	G4S plc	556,934
60,000	Gerber Scientific Inc., Escrow†(b)	0
16,000	Jardine Matheson Holdings Ltd.	985,920
82,300	Macquarie Infrastructure Corp.	3,039,339
258,000	Mastercard Inc., Cl. A	45,191,280
12,000	Stericycle Inc.†	702,360
285,000	The Interpublic Group of Companies Inc.	6,563,550
10,000	Vectrus Inc.†	372,400
12,800	Visa Inc., Cl. A	1,531,136

		66,713,572

	Cable and Satellite — 3.3%
253,600	AMC Networks Inc., Cl. A†	13,111,120
600	Cable One Inc.	412,266
160,000	Comcast Corp., Cl. A	5,467,200
102,400	DISH Network Corp., Cl. A†	3,879,936
31,933	EchoStar Corp., Cl. A†	1,685,104
145,605	Liberty Global plc, Cl. A†	4,558,893

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
382,893	Liberty Global plc, Cl. C†	$11,651,434
21,712	Liberty Latin America Ltd., Cl. A†	422,298
42,918	Liberty Latin America Ltd., Cl. C†	819,305
1,000	Naspers Ltd., Cl. N	244,269
427,890	Rogers Communications Inc., New York, Cl. B	19,118,125
19,310	Rogers Communications Inc., Toronto, Cl. B	862,419
120,000	Shaw Communications Inc., New York, Cl. B	2,311,200
40,000	Shaw Communications Inc., Toronto, Cl. B	770,598

		65,314,167

	Telecommunications — 2.7%
85,000	AT&T Inc.	3,030,250
55,400	BCE Inc.	2,384,416
914,200	BT Group plc, Cl. A	2,917,960
7,040,836	Cable & Wireless Jamaica Ltd.†	72,764
45,250	CenturyLink Inc.	743,457
100,000	Cincinnati Bell Inc.†	1,385,000
100,000	Deutsche Telekom AG, ADR	1,639,000
158,700	Gogo Inc.†	1,369,581
32,001	Harris Corp.	5,161,121
36,000	Hellenic Telecommunications Organization SA	486,373
15,000	Hellenic Telecommunications Organization SA, ADR	101,400
264,732	Koninklijke KPN NV	793,828
43,000	Loral Space & Communications Inc.†	1,790,950
22,000	Oi SA, ADR†	21,276
40,053	Sprint Corp.†	195,459
21,000	Telecom Argentina SA, ADR	657,930
535,000	Telecom Italia SpA†	507,543
70,000	Telefonica Brasil SA, ADR	1,075,200
595,739	Telefonica SA, ADR	5,879,944
563,700	Telephone & Data Systems Inc.	15,800,511
105,000	Telesites SAB de CV†	82,417
25,000	TELUS Corp.	877,867
119,000	Verizon Communications Inc.	5,690,580
48,027	Vodafone Group plc, ADR	1,336,111
20,000	Zayo Group Holdings Inc.†	683,200

		54,684,138

	Machinery — 2.7%
7,000	Astec Industries Inc.	386,260
12,800	Caterpillar Inc.	1,886,464
175,010	CNH Industrial NV	2,170,124
185,000	Deere & Co.(a)	28,734,200
2,250	Roper Technologies Inc.	631,553
252,000	Xylem Inc.	19,383,840

		53,192,441

	Aerospace and Defense — 2.4%
275,000	Aerojet Rocketdyne Holdings Inc.†	7,691,750
1,246,553	BBA Aviation plc	5,603,507

Shares		Market Value
35,800	Kaman Corp.	$2,223,896
17,500	Northrop Grumman Corp.	6,109,600
4,651	Rockwell Collins Inc.	627,187
1,209,000	Rolls-Royce Holdings plc	14,784,281
35,000	The Boeing Co.	11,475,800

		48,516,021

	Electronics — 2.3%
20,000	Bel Fuse Inc., Cl. A	330,000
4,000	Hitachi Ltd., ADR	292,360
50,000	Intel Corp.	2,604,000
338,342	Johnson Controls International plc	11,923,172
34,170	Koninklijke Philips NV	1,309,053
2,400	Mettler-Toledo International Inc.†	1,380,072
40,000	TE Connectivity Ltd.	3,996,000
238,000	Texas Instruments Inc.	24,725,820

		46,560,477

	Broadcasting — 2.3%
241,300	CBS Corp., Cl. A, Voting	12,470,384
10,000	CBS Corp., Cl. B, Non-Voting	513,900
2,000	Cogeco Inc.	106,322
17,334	Corus Entertainment Inc., OTC, Cl. B	80,776
6,666	Corus Entertainment Inc., Toronto, Cl. B	31,303
210,000	Entercom Communications Corp., Cl. A	2,026,500
16,000	Gray Television Inc.†	203,200
19,250	Liberty Broadband Corp., Cl. A†	1,632,400
63,192	Liberty Broadband Corp., Cl. C†	5,414,922
61,849	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,811,557
52,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,611,913
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	3,082,500
148,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	6,045,800
287,600	MSG Networks Inc., Cl. A†	6,499,760
15,000	Nexstar Media Group Inc., Cl. A	997,500
315,000	Pandora Media Inc.†	1,584,450
33,700	Sinclair Broadcast Group Inc., Cl. A	1,054,810
85,200	Television Broadcasts Ltd.	282,258
20,000	Tribune Media Co., Cl. A	810,200

		46,260,455

	Retail — 2.3%
95,300	AutoNation Inc.†	4,458,134
20,000	Bed Bath & Beyond Inc.	419,800
8,000	Casey’s General Stores Inc.	878,160
40,000	Costco Wholesale Corp.	7,537,200
124,000	CVS Health Corp.	7,714,040
9,000	Denny’s Corp.†	138,870
203,080	Hertz Global Holdings Inc.†	4,031,138
100,000	J.C. Penney Co. Inc.†	302,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
326,000	Macy’s Inc.	$9,695,240
30,000	Penske Automotive Group Inc.	1,329,900
50,000	Rite Aid Corp.†	84,000
33,300	Sally Beauty Holdings Inc.†	547,785
17,000	The Cheesecake Factory Inc.	819,740
2,500	Tiffany & Co.	244,150
13,000	United Natural Foods Inc.†	558,220
10,000	Vitamin Shoppe, Inc.†	43,500
62,000	Walgreens Boots Alliance Inc.	4,059,140
32,000	Walmart Inc.	2,847,040

		45,708,057

	Specialty Chemicals — 2.2%
12,320	AdvanSix Inc.†	428,490
12,000	Air Products & Chemicals Inc.	1,908,360
11,000	Ashland Global Holdings Inc.	767,690
17,000	Axalta Coating Systems Ltd.†	513,230
70,820	DowDuPont Inc.	4,511,942
390,000	Ferro Corp.†	9,055,800
10,000	FMC Corp.	765,700
34,000	H.B. Fuller Co.	1,690,820
70,000	International Flavors & Fragrances Inc.	9,583,700
250,000	OMNOVA Solutions Inc.†	2,625,000
167,800	Sensient Technologies Corp.	11,843,324
18,000	SGL Carbon SE†	253,596
2,000	The Chemours Co.	97,420
25,000	Valvoline Inc.	553,250

		44,598,322

	Hotels and Gaming — 2.0%
16,000	Accor SA	863,285
45,000	Belmond Ltd., Cl. A†	501,750
90,000	Genting Singapore plc	74,133
8,000	Hyatt Hotels Corp., Cl. A	610,080
20,000	ILG Inc.	622,200
579,400	Ladbrokes Coral Group plc	1,365,666
34,000	Las Vegas Sands Corp.	2,444,600
4,458,500	Mandarin Oriental International Ltd.	10,655,815
15,000	Marriott International, Inc., Cl. A	2,039,700
70,000	MGM China Holdings Ltd.	180,616
96,595	MGM Resorts International	3,382,757
188,800	Ryman Hospitality Properties Inc., REIT	14,622,560
200,000	The Hongkong & Shanghai Hotels Ltd.	304,276
4,000	Wyndham Worldwide Corp.	457,720
6,000	Wynn Resorts Ltd.	1,094,160

		39,219,318

	Aviation: Parts and Services — 1.7%
41,666	Arconic Inc.	959,985
234,300	Curtiss-Wright Corp.	31,646,901

Shares		Market Value

25,500	KLX Inc.†	$1,812,030

		34,418,916

	Environmental Services — 1.6%
35,000	Pentair plc	2,384,550
237,100	Republic Services Inc.	15,703,133
153,600	Waste Management Inc.	12,920,832

		31,008,515

	Computer Software and Services — 1.0%
3,250	Alphabet Inc., Cl. C†	3,353,317
15,000	Blucora Inc.†	369,000
6,000	Check Point Software Technologies Ltd.†	596,040
4,733	CommerceHub Inc., Cl. A†	106,493
9,466	CommerceHub Inc., Cl. C†	212,890
28,000	CSRA Inc.	1,154,440
14,000	Dell Technologies Inc., Cl. V†	1,024,940
40,000	DST Systems Inc.	3,346,000
246,500	Hewlett Packard Enterprise Co.	4,323,610
48,375	Internap Corp.†	532,125
23,000	InterXion Holding NV†	1,428,530
2,004	Liq Participacoes SA†	2,707
20,900	Rockwell Automation Inc.	3,640,780
15,000	VeriFone Systems Inc.†	230,700

		20,321,572

	Wireless Communications — 1.0%
25,000	Altice USA Inc., Cl. A†	462,000
105,000	America Movil SAB de CV, Cl. L, ADR	2,004,450
99,000	Millicom International Cellular SA, SDR	6,752,317
150,000	NTT DoCoMo Inc.	3,791,410
46,075	Tim Participacoes SA, ADR	998,445
25,000	T-Mobile US Inc.†	1,526,000
104,600	United States Cellular Corp.†	4,203,874

		19,738,496

	Building and Construction — 0.7%
56,000	Armstrong Flooring Inc.†	759,920
18,000	Assa Abloy AB, Cl. B	388,788
5,000	Dycom Industries Inc.†	538,150
80,000	Fortune Brands Home & Security Inc.	4,711,200
89,159	Herc Holdings Inc.†	5,790,877
45,000	Layne Christensen Co.†	671,400
7,500	Lennar Corp., Cl. A	442,050
200	Sika AG, Cl. B	1,565,900

		14,868,285

	Automotive — 0.7%
80,000	General Motors Co.	2,907,200
158,000	Navistar International Corp.†	5,525,260
70,000	PACCAR Inc.	4,631,900

		13,064,360

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Metals and Mining — 0.7%
37,400	Agnico Eagle Mines Ltd.	$1,573,418
54,000	Barrick Gold Corp.	672,300
30,000	Cleveland-Cliffs Inc.†	208,500
80,000	Freeport-McMoRan Inc.†	1,405,600
4,300	Materion Corp.	219,515
50,000	New Hope Corp. Ltd.	80,645
143,600	Newmont Mining Corp.	5,610,452
175,000	TimkenSteel Corp.†	2,658,250
140,000	Turquoise Hill Resources Ltd.†	429,800
15,000	Vale SA, ADR	190,800

		13,049,280

	Agriculture — 0.5%
200,000	Archer-Daniels-Midland Co.	8,674,000
12,000	Monsanto Co.	1,400,280
10,000	The Mosaic Co.	242,800

		10,317,080

	Communications Equipment — 0.5%
9,000	Apple Inc.	1,510,020
310,000	Corning Inc.	8,642,800

		10,152,820

	Publishing — 0.5%
1,100	Graham Holdings Co., Cl. B	662,475
81,700	Meredith Corp.	4,395,460
125,000	News Corp., Cl. A	1,975,000
133,600	News Corp., Cl. B	2,150,960
70,000	The E.W. Scripps Co., Cl. A	839,300

		10,023,195

	Real Estate — 0.5%
25,000	Forest City Realty Trust Inc., Cl. A, REIT	506,500
15,000	Gaming and Leisure Properties Inc., REIT	502,050
56,000	Griffin Industrial Realty Inc.	2,101,680
29,000	Rayonier Inc., REIT	1,020,220
270,000	The St. Joe Co.†	5,089,500
20,000	Weyerhaeuser Co., REIT	700,000

		9,919,950

	Transportation — 0.5%
15,000	Daseke Inc.†	146,850
131,200	GATX Corp.	8,985,888

		9,132,738

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	1,036,500
30,000	Nobility Homes Inc.	615,000
42,000	Skyline Corp.†	924,000

		2,575,500

	TOTAL COMMON STOCKS	1,872,898,194

Shares		Market Value

	CLOSED-END FUNDS — 0.8%
130,000	Altaba Inc.†	$9,625,200
4,285	Royce Global Value Trust Inc.	47,006
30,000	Royce Value Trust Inc.	466,800
92,106	The Central Europe, Russia, and Turkey Fund Inc.	2,356,071
148,239	The New Germany Fund Inc.	2,895,108

	TOTAL CLOSED-END FUNDS	15,390,185

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc.,
	6.750%, Ser. B	1,027,320

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	0

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.2%
$105,117,000	U.S. Treasury Bills,
	1.384% to 1.739%††,
	04/26/18 to 08/02/18	104,697,764

	TOTAL INVESTMENTS — 100.0% (Cost $1,222,502,159)	$1,994,013,463

(a)	Securities, or a portion thereof, with a value of $54,672,640 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

	% of Total	Market
Geographic Diversification	Investments	Value
North America	82.5%	$1,645,183,596
Europe	13.5	268,487,325
Latin America	2.0	40,478,000
Japan	2.0	38,953,095
Asia/Pacific	0.0*	667,178
South Africa	0.0*	244,269
Total Investments	100.0%	$1,994,013,463

*	Amount represents less than 0.05%.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

As of March 31, 2018, futures contracts outstanding were as follows:

		Number of	Expiration	Notional		Unrealized
Description	Long/Short	Contracts	Date	Amount	Value	Appreciation
S&P 500 E-Mini Futures	Short	224	06/15/18	$29,601,600	$566,538	$566,538

TOTAL FUTURES						$566,538

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	$ 66,713,572	—	$ 0	$ 66,713,572
Energy and Utilities	75,299,638	$ 237	0	75,299,875
Health Care	97,054,658	31,742	—	97,086,400
Hotels and Gaming	37,853,652	1,365,666	—	39,219,318
Manufactured Housing and Recreational Vehicles	1,960,500	615,000	—	2,575,500
Other Industries (a)	1,592,003,529	—	—	1,592,003,529
Total Common Stocks	1,870,885,549	2,012,645	0	1,872,898,194
Closed-End Funds	15,390,185	—	—	15,390,185
Convertible Preferred Stocks (a)	1,027,320	—	—	1,027,320
Rights (a)	—	—	0	0
U.S. Government Obligations	—	104,697,764	—	104,697,764
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,887,303,054	$106,710,409	$ 0	$1,994,013,463
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Net Unrealized Appreciation):
EQUITY CONTRACTS
Index Futures Contracts - Short Position	$566,538	—	—	$566,538

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable

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Notes to Schedule of Investments (Unaudited) (Continued)

securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2018, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the

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Notes to Schedule of Investments (Unaudited) (Continued)

value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at March 31, 2018 are presented in the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

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Notes to Schedule of Investments (Unaudited) (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

Jennie Tsai joined Gabelli in 2001 as a research analyst responsible for the healthcare and medical products industries. At Gabelli, Ms. Tsai is focused on medical sectors, including dental, orthopedics, diagnostics, dermatology, and ophthamology. She received a BS in Commerce at the University of Virginia and an MBA from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t    800-GABELLI (800-422-3554)

f    914-921-5118

e   info@gabelli.com

     GABELLI.COM

DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group, Inc.	Agnes Mullady
Anthony J. Colavita President, Anthony J. Colavita, P.C.	Vice President Andrea R. Mango Secretary & Vice President

James P. Conn	Richard J. Walz
Former Managing Director &	Chief Compliance Officer
Chief Investment Officer,
Financial Security Assurance	Molly A.F. Marion
Holdings Ltd.	Vice President & Ombudsman

Frank J. Fahrenkopf, Jr.	Carter W. Austin
Former President &	Vice President
Chief Executive Officer,
American Gaming Association	David I. Schachter
Vice President

Michael J. Ferrantino	INVESTMENT ADVISER
Chief Executive Officer,
InterEx, Inc.	Gabelli Funds, LLC
One Corporate Center
Arthur V. Ferrara	Rye, New York 10580-1422
Former Chairman &
Chief Executive Officer,	CUSTODIAN
Guardian Life Insurance
Company of America	The Bank of New York Mellon

William F. Heitmann Former Senior Vice President of Finance, Verizon Communications, Inc.	COUNSEL Willkie Farr & Gallagher LLP TRANSFER AGENT AND REGISTRAR

Salvatore J. Zizza
Chairman,	Computershare Trust Company, N.A.
Zizza & Associates Corp.

GAB Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Equity Trust Inc.

By (Signature and Title)*       /s/ Bruce N. Alpert

                                                 Bruce N. Alpert, Principal Executive Officer

Date    5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Bruce N. Alpert

                                                 Bruce N. Alpert, Principal Executive Officer

Date    5/24/18

By (Signature and Title)*      /s/ John C. Ball

                                                John C. Ball, Principal Financial Officer and Treasurer

Date    5/24/18

* Print the name and title of each signing officer under his or her signature.